Loans and Borrowings - Schedule of Warrants Liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Warrant Liabilities [Abstract]
Initial recognition of warrants liability	$ 84,881
Fair value adjustment of warrant liability	(38,363)
Carrying amount of liability at December 31, 2024	$ 46,518